Prepayments and other current assets - Summary of Prepayments and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments for purchases of products	¥ 52,348		¥ 53,209
Vendor rebate receivables	24,462		8,723
Value-added tax ("VAT") deductible	18,864		10,672
Loan receivables	3,845		3,957
Sales return assets	1,264		1,244
Deposits	1,312		1,456
Others	14,643		6,000
Total	¥ 116,738	$ 18,415	¥ 85,261